Allowance for Loan Losses (the Allowance) - Loan and lease modifications made by type (Details)	12 Months Ended
Dec. 31, 2018 contract
Loan and lease modifications
Number of Contracts	5
Loan Term Extension
Loan and lease modifications
Number of Contracts	4
Interest Rate Change and Loan Term Extension
Loan and lease modifications
Number of Contracts	1
Commercial mortgage
Loan and lease modifications
Number of Contracts	1
Commercial mortgage | Loan Term Extension
Loan and lease modifications
Number of Contracts	1
Land and Construction
Loan and lease modifications
Number of Contracts	1
Land and Construction | Loan Term Extension
Loan and lease modifications
Number of Contracts	1
Commercial and industrial
Loan and lease modifications
Number of Contracts	2
Commercial and industrial | Loan Term Extension
Loan and lease modifications
Number of Contracts	1
Commercial and industrial | Interest Rate Change and Loan Term Extension
Loan and lease modifications
Number of Contracts	1
Small Business Loans
Loan and lease modifications
Number of Contracts	1
Small Business Loans | Loan Term Extension
Loan and lease modifications
Number of Contracts	1